Result of the Year - Income Taxes - Additional Information (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Tax loss carry forwards in any one year limited percentage	100.00%
Taxable income	kr 8.4
Taxable income percentage above the specified amount	60.00%
Taxable income above the specified amount	kr 8.8
Unrecognized net tax loss carry-forwards	kr 1,454.0	kr 877.0	kr 425.0